CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Advertising
Third parties	$ 732,724	$ 505,934	$ 445,426
Related parties	138,463	237,295	194,860
Total advertising revenue	871,187	743,229	640,286
Non-advertising (including amortization of deferred revenues from E-House of $11,959, $10,435 and $10,435 for 2014, 2015 and 2016, respectively)	159,749	137,440	127,955
Total net revenues	1,030,936	880,669	768,241
Costs of revenues:
Advertising	288,044	280,455	244,697
Non-advertising	66,652	54,925	45,644
Total costs of revenue	354,696	335,380	290,341
Gross profit	676,240	545,289	477,900
Operating expenses:
Sales and marketing	247,068	230,428	228,927
Product development	216,228	209,771	192,322
General and administrative	99,474	92,868	83,039
Goodwill and acquired intangibles impairment (Note 6)	40,194		14,526
Total operating expenses	602,964	533,067	518,814
Income (loss) from operations	73,276	12,222	(40,914)
Interest and other income, net	26,213	22,392	28,925
Change in fair value of option liability (Note 7 for 2014 and Note 4 for 2016)	(28,456)		(46,972)
Income (loss) from equity method investments, net	(11,766)	218	19,471
Realized gain on investments	289,693	19,790	227,824
Investment related impairment	(44,433)	(8,479)	(19,593)
Income before income tax expense	304,527	46,143	168,741
Income tax expense (Note 11)	(27,219)	(10,420)	(6,970)
Net income	277,308	35,723	161,771
Less: Net income (loss) attributable to the non-controlling interests	52,221	10,045	(15,031)
Net income attributable to SINA	225,087	25,678	176,802
Available-for-sale investments:
Change in unrealized gain (net of tax of nil, nil, and nil for 2014, 2015 and 2016 respectively)	11,845	43,878	76,431
Less: reclassification adjustment for net gain included in net income (net of tax of nil, nil, and nil for 2014, 2015 and 2016, respectively)	92,640	18,986	981
Net change in unrealized gain (loss), net of tax	(80,795)	24,892	75,450
Currency translation adjustments	(72,399)	(37,009)	(17,446)
Total other comprehensive income (loss)	(153,194)	(12,117)	58,004
Total comprehensive income	124,114	23,606	219,775
Less: Comprehensive income (loss) attributable to non-controlling interests	43,536	9,531	(15,351)
Comprehensive income attributable to SINA	$ 80,578	$ 14,075	$ 235,126
Basic net income per share attributable to SINA (in dollars per share)	$ 3.20	$ 0.43	$ 2.72
Shares used in computing basic net income per share attributable to SINA (in shares)	70,301	60,237	64,950
Diluted net income per share attributable to SINA (in dollars per share)	$ 3.01	$ 0.40	$ 2.63
Shares used in computing diluted net income per share attributable to SINA (in shares)	77,511	60,648	71,565